Financial Result (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial Result
Schedule of financial results

In € thousand	06/30/2021	06/30/2020
Finance income	6,810	—
thereof: fair value changes	6,757	—
Finance expenses	(13,094)	(3,577)
thereof: interest portion of lease payments	(214)	(212)
thereof: fair value changes	(9,391)	(55)
thereof: interest on convertible loans	(3,422)	(3,211)
Financial result	(6,284)	(3,577)

In € thousand	2020	2019
Finance income	80	518
thereof: fair value changes	58	516
Finance expenses	(49,741)	(5,736)
thereof: interest portion of lease payments	(450)	(341)
thereof: fair value changes	(15,222)	—
thereof: interest on convertible loans	(33,960)	(5,350)
Financial result	(49,661)	(5,218)